SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 2,832	$ 4	$ 113
Revenue recognized	0	0
Cash	$ 7,820	$ 16,890	$ 545	$ 6,426